Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	CALVERT WORLD VALUES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000884110
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2019
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019